 							   File Number:333-90789
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933
                                                                   March 1, 2018


                            PIONEER HIGH YIELD FUND


                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2018


FUND SUMMARY
Effective until March 30, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2007);
                       Matthew Shulkin, Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2017); and Tracy Wright, Senior Vice President
                       of Amundi Pioneer (portfolio manager of the
                       fund since 2007)

MANAGEMENT
Effective until March 30, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund is the responsibility of Andrew Feltus, Matthew Shulkin and Tracy Wright. Mr. Feltus, Mr. Shulkin and Ms. Wright are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates. Mr. Feltus, Managing Director and Co-Director of High Yield of Amundi Pioneer, joined Amundi Pioneer in 1994 and has served as a portfolio manager of the fund since 2007. Mr. Shulkin, a Vice President, joined Amundi Pioneer in 2013 as a member of the U.S. fixed income team and has twenty years of investment experience. Prior to joining Amundi Pioneer, Mr. Shulkin spent five years at MAST Capital

Management as an analyst focusing on the paper and forest products, packaging and homebuilding sectors. Previously, Mr. Shulkin was a credit analyst at Tisbury Capital and a member of the high yield team at Putnam Investments. Mr. Shulkin has served as a portfolio manager of the fund since 2017. Ms. Wright, a Senior Vice President of Amundi Pioneer, joined Amundi Pioneer in 2004 as an analyst and has served as a portfolio manager of the fund since 2007.






























                                                                   30809-01-0318
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                   March 1, 2018


                            PIONEER HIGH YIELD FUND


            SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MARCH 1, 2018


FUND SUMMARY
Effective until March 30, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2007);
                       Matthew Shulkin, Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2017); and Tracy Wright, Senior Vice President
                       of Amundi Pioneer (portfolio manager of the
                       fund since 2007)

                                                                   30808-01-0318
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC